Fees Summary	Mar. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,575,000
Previously Paid Amount	0.00
Total Fee Amount	217.51
Total Offset Amount	0.00
Net Fee	217.51
Narrative - Max Aggregate Offering Price	$ 1,575,000
Final Prospectus	true